Annual Fund Operating Expenses - BlackRock Retirement Income 2030 Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.92%
Acquired Fund Fees and Expenses	0.50%	[2]
Expenses (as a percentage of Assets)	4.52%	[2]
Fee Waiver or Reimbursement	(4.02%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.50%	[1],[3]
Investor A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.94%
Acquired Fund Fees and Expenses	0.50%	[2]
Expenses (as a percentage of Assets)	4.79%	[2]
Fee Waiver or Reimbursement	(4.04%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.75%	[1],[3]

[1]	BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2028. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.25% (for Investor A Shares) and 0.00% (for Institutional Shares) of average daily net assets through June 30, 2028. BlackRock may recoup some of these waivers and/or reimbursements to the Fund through July 31, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.